UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C 20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name :    NEUBERGER BERMAN LLC
Address:  605 THIRD AVENUE
          NEW YORK, NY 10158-3698

13F File Number: 28-454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part(s) of this form.


Person signing this report on behalf of Reporting Manager:

Name: KEVIN HANDWERKER
Title: MANAGING DIRECTOR AND GENERAL COUNSEL
Phone: (212) 476-9850
Signature, Place, and Date of signing:
/s/ KEVIN HANDWERKER
New York, NY
August 11, 2009


Report Type (Check only One)

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report



List of Other Managers reporting for this Manager:

No.  13F File Number     Name
01                       NEUBERGER BERMAN GROUP LLC
02                       NEUBERGER BERMAN MANAGEMENT LLC
03                       NB ALTERNATIVE FUND MANAGEMENT LLC
04                       NB ALTERNATIVES ADVISERS LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934